December 2, 2019

BNY MELLON ADVANTAGE FUNDS, INC.

BNY Mellon Structured Midcap Fund ("BNYMSMF")

BNY MELLON INTERNATINAL SECURTIES FUND, INC.

BNY Mellon Emerging Markets Securities Fund ("BNYMEMSF")

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Adam Logan[1]	3	$206M	None	N/A	None	N/A
Chris Yao[2]	13	$6.7B	None	N/A	None	N/A

1    Because Mr. Logan became a primary portfolio manager of SMF as of December 2, 2019, his information is as of October 31, 2019.

2   Because Mr. Yao became a primary portfolio manager of BNYMEMSF as of December 2, 2019, his information is as of October 31, 2019.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Adam Logan	None	None	None
Chris Yao	None	None	None

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Adam Logan[1]	BNYMSMF	None
Chris Yao[2]	BNYMEMSF	None

GRP2-SAISTK-1219

1    Because Mr. Logan became a primary portfolio manager of SMF as of December 2, 2019, his information is as of October 31, 2019.

2   Because Mr. Yao became a primary portfolio manager of BNYMEMSF as of December 2, 2019, his information is as of October 31, 2019.

GRP2-SAISTK-1219